Short-Term Borrowings and Long-Term Debt (Long-Term Debt with Original Maturities of More than One Year) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Debt Instrument [Line Items]
Obligations under capital leases	¥ 36,010	¥ 40,947
Loan participation borrowings	89,353	90,639
Senior borrowings and bonds	9,184,075	11,119,136
Subordinated borrowings and bonds	3,645,792	3,278,692
Total	¥ 12,955,230	¥ 14,529,414